Earnings per share (Details) - shares shares in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Weighted average outstanding shares	588	575	575
Adjustments for calculation of diluted earnings per share Treasury shares		2
Weighted - average diluted common shares	588	577	575